Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	¥ 19,569,095	¥ 21,093,633
Accounts receivable, net of allowance for doubtful accounts of ¥54,590 thousand and ¥74,229 thousand at March 31, 2015 and 2016, respectively (Notes 5, 6 and 22)	23,746,683	22,251,818
Inventories (Note 3)	2,003,573	1,229,463
Prepaid expenses - current	4,769,988	3,691,643
Deferred tax assets - current (Note 12)	1,481,651	1,547,474
Other current assets, net of allowance for doubtful accounts of ¥720 thousand and ¥15,693 thousand at March 31, 2015 and 2016, respectively (Notes 5 and 9)	1,834,951	2,272,605
Total current assets	53,405,941	52,086,636
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	2,979,652	2,560,557
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	5,948,741	6,660,706
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	34,324,150	29,370,054
GOODWILL (Note 8)	6,169,609	6,169,609
OTHER INTANGIBLE ASSETS—Net (Note 8)	3,549,459	3,941,279
GUARANTEE DEPOSITS (Note 9)	3,084,681	2,800,201
DEFERRED TAX ASSETS - Noncurrent (Note 12)	224,316	471,087
NET INVESTMENT IN SALES-TYPE LEASES - Noncurrent (Note 9)	2,444,848	762,159
PREPAID EXPENSES-Noncurrent	4,987,193	2,914,375
OTHER ASSETS, net of allowance for doubtful accounts and loans of ¥92,935 thousand and ¥61,593 thousand at March 31, 2015 and 2016, respectively (Notes 5, 6 and 18)	716,314	968,652
TOTAL	117,834,904	108,705,315
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	9,250,000	9,250,000
Capital lease obligations—current portion (Note 9)	3,954,386	3,522,113
Accounts payable—trade (Notes 6 and 22)	13,906,703	12,182,908
Accounts payable—other	1,497,767	1,442,810
Income taxes payable (Note 12)	1,078,412	499,104
Accrued expenses	2,932,653	2,968,139
Deferred income—current	2,528,885	2,143,480
Other current liabilities (Notes 10 and 12)	917,300	1,732,781
Total current liabilities	36,066,106	33,741,335
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	7,779,367	4,340,421
ACCRUED RETIREMENT AND PENSION COSTS— Noncurrent (Note 13)	3,581,426	2,792,617
DEFERRED TAX LIABILITIES—Noncurrent (Note 12)	710,055	1,097,650
DEFERRED INCOME—Noncurrent	3,092,562	2,943,975
OTHER NONCURRENT LIABILITIES (Note 10)	1,261,413	945,537
Total liabilities	¥ 52,490,929	¥ 45,861,535
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 75,520,000 shares; issued and outstanding, 46,701,000 and 46,711,400 shares at March 31, 2015 and 2016, respectively	¥ 25,509,499	¥ 25,499,857
Additional paid-in capital	36,059,833	36,014,128
Retained earnings (Accumulated deficit)	2,471,276	(556,162)
Accumulated other comprehensive income	1,196,669	1,938,649
Treasury stock—758,709 shares held by the company at March 31, 2015 and 2016, respectively	(392,070)	(392,070)
Total Internet Initiative Japan Inc. shareholders' equity	64,845,207	62,504,402
NONCONTROLLING INTERESTS	498,768	339,378
Total equity	65,343,975	62,843,780
TOTAL	¥ 117,834,904	¥ 108,705,315